2. ACCRUED LIABILITIES AND EXPENSES (Tables)	6 Months Ended
Jun. 30, 2013
Additional Other Liabilities Disclosure [Abstract]
Accrued liabilities and expenses
	June 30, 2013	December 31, 2012
Accrued payroll	$393,711	$292,365
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985
Accrued interest and other	50,328	23,516
Total	$614,754	$486,596